SMALLCAP World Fund, Inc.
              333 South Hope Street, Los Angeles, California 90071
                            Telephone (213) 486-9200


                                                    December 6, 2004

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: SMALLCAP World Fund, Inc.
     File Nos.  33-32785 and 811-5888

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 11/30/04 of Registrant's Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940.


                                             Sincerely,
                                             /s/ Chad L. Norton
                                             Chad L. Norton
                                             Secretary



cc:   Linda Stirling
     (Division of Investment Management)